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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               REPORT FOR CALENDAR MONTH ENDING:  June 30, 2001

               Name of Registrant:  The SMALLCap Fund, Inc.(TM)
                                     By: Fran Pollack-Matz,  Secretary

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                                                                    Approximate Asset
                                                                  Value or approximate
                                    Number of                      asset coverage per
Date of each    Identification        Shares        Price per       share at time of      Name of Seller or
 Transaction      of Security       Purchased         Share             purchase          of Seller's Broker
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
   06/22/01       Common Stock        4,800          11.780              13.097            Weeden & Co. LP
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   06/26/01       Common Stock       10,000          11.610              12.901            Weeden & Co. LP
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   06/26/01       Common Stock        2,400          11.610              12.901            Weeden & Co. LP
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   06/27/01       Common Stock        5,000          11.780              13.090            Weeden & Co. LP
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   06/27/01       Common Stock        1,000          11.780              13.090            Weeden & Co. LP
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